Marketable Securities (Tables)	12 Months Ended
Dec. 31, 2018
Marketable Securities [Abstract]
Schedule of marketable securities
	December 31,
Maturity year	2 0 1 8	2 0 1 7
	U.S. dollars in thousands

Short-term (a):
Municipal bond	$3,325	$4,806
Corporate bond	1,027	1,072
	$4,352	$5,878

Long-term security bond (b) Perpetual	$105	$544

(a)	The Company invests in highly-rated marketable securities, and its policy limits the amount of credit exposure to any one issuer. The Company’s investment policy requires investments to be investment grade, rated single - A or better, with the objective of minimizing the potential risk of principal loss. Fair values were determined for each individual security in the investment portfolio based on quoted prices in active markets.

(b)	As of December 31, 2018 the Company held a long-term security bond which is classified as available-for-sale security and presented at fair value. The fair value of the available-for-sale security based on quoted prices in active markets for identical instruments (Level 1 as defined under ASC 820, “Fair Value Measurement”).